Business Segment Information (Detail) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Oct. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net Sales		$ 394.2	$ 410.7	$ 1,672.1		$ 1,677.5	$ 1,684.0
Operating Profit		40.9	61.7	94.3		225.3	228.0
Other income, net		12.0	0.5	3.8		2.4	1.5
Interest income		0.1	1.0	2.9		2.6	2.6
Interest expense		(8.3)	0.0	(6.0)		(0.1)	(0.8)
Income before Income Taxes		32.7	62.7	91.2		227.8	229.8
United States
Segment Reporting Information [Line Items]
Net Sales				1,100.0		1,100.0	1,100.0
Disposable glove facilities, Thailand
Segment Reporting Information [Line Items]
Restructuring charges				57.0
Spin-off
Segment Reporting Information [Line Items]
Restructuring charges	$ 12.0	11.0	7.0		$ 89.0
S&IP | Disposable glove facilities, Thailand
Segment Reporting Information [Line Items]
Restructuring charges				60.0
Net gain on sale of disposable glove facility		12.0
Operating segments | S&IP
Segment Reporting Information [Line Items]
Net Sales		254.8	275.5	1,139.3		1,153.1	1,185.1
Operating Profit		19.5	40.1	166.3		151.2	155.2
Operating segments | Medical Devices
Segment Reporting Information [Line Items]
Net Sales		122.3	129.6	501.7		499.0	477.6
Operating Profit		24.8	31.4	104.6		85.6	88.8
Corporate, non-segment
Segment Reporting Information [Line Items]
Net Sales		17.1	5.6	31.1		25.4	21.3
Operating Profit		$ (15.4)	$ (10.3)	$ (180.4)		$ (13.9)	$ (17.5)